Shareholders’ equity	9 Months Ended
Sep. 30, 2024
Shareholders’ equity
Shareholders’ equity

13.	Shareholders’ equity

Share capital

The Company has authorized an unlimited number of common shares (being voting and participating shares) with no par value, as well as an unlimited number of preferred, first and second ranking shares, issuable in series, with rights and privileges specific to each class, with no par value.

	Common shares	Amount
	#	$
Balance – December 31, 2023	1,847,593	13,517
Deemed issuance of shares to Aeterna shareholders (note 3)	1,213,967	8,485
Granted	60,167	386
Balance – September 30, 2024	3,121,727	22,388

As discussed in Note 1, Business Overview, on June 3, 2024, each outstanding Ceapro common share was exchanged for 0.02360 of an Aeterna common share. Accordingly, all common shares, stock options and per share amounts in these interim condensed consolidated financial statements have been retroactively adjusted for all periods presented to give effect to the share exchange.

Share-based compensation

The Company grants stock options to eligible employees, directors, officers, and consultants under stock option plans. In accordance with the terms of the Plan of Arrangement, the 12,949 share-based payment awards held by employees of Aeterna prior to the transaction date of June 3, 2024 are deemed to be replacement awards issued with no modifications. Furthermore, in the nine months ended September 30, 2024, the Company granted nil (2023 – 21,004) new stock options. The stock options have a term of seven years and will vest over a period of three years. The fair value at grant date is estimated using a Black-Scholes option pricing model, considering the terms and conditions upon which the options were granted, using the following assumptions:

September 30, 2023
Expected dividend yield	$0.00
Expected volatility	65.00%
Risk-free annual interest rate	3.23%
Expected life (years)	5.0
Share price	$19.06
Exercise price	$19.06
Grant date fair value	$11.00

The expected volatility of these stock options was determined using historical volatility rates and the expected life was determined using the weighted average life of past options issued.

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of September 30, 2024, and for the three and nine months ended September 30, 2024, and 2023

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

The compensation expense for the three months ended September 30, 2024, was $29 (2023 – $43) and for the nine months ended September 30, 2024, was $43 (2023 – $142) recognized over the vesting period. Option activity for the nine months ended September 30, 2024, and 2023, was as follows:

	Stock options	Weighted average exercise price
	#	$
Balance – January 1, 2024	74,371	20.74
Granted - Replacement options (note 3)	12,949	50.65
Cancelled / Forfeited	(7,258)	34.90
Balance – September 30, 2024	80,062	12.50

	Stock options	Weighted average exercise price
	#	$
Balance – January 1, 2023	64,735	20.53
Granted	21,712	19.06
Exercised	(1,416)	2.93
Cancelled / Forfeited	(5,939)	19.06
Balance – September 30, 2023	79,091	20.53

Concurrent with the Transaction described in Note 1, Business Overview, on June 3, 2024, each outstanding stock option was reissued to reflect the exchange rate of the Company’s common shares and to convert the exercise price into U.S. dollar. Accordingly, all quantities and prices in these interim condensed consolidated financial statements have been retroactively adjusted for all periods presented to give effect to the share exchange and related adjustments.